Restricted Net Assets - Additional Information (Detail) ¥ in Billions, $ in Billions	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Stockholders' Equity Note [Abstract]
Amounts of restricted paid up capital and statutory reserve funds of PRC subsidiaries and net assets of VIEs	¥ 49.5	$ 7.0	¥ 40.8